Summary of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 224,758	$ 203,183
Less Accumulated Depreciation		(130,361)	(112,514)
Property and Equipment, Net	96,113	94,397	90,669
Land
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		13,313	13,401
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		112,261	97,301
Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		43,211	39,959
Furniture
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		17,057	15,589
Software
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 38,916	$ 36,933